Stock-Based Compensation - Summary of non-vested share awards (Details) - Performance and incentive pay plan - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Units
Unvested at beginning of year (in shares)	2,210,911	545,696	339,271
Granted (in shares)		1,171,869	517,234
Impact of fluctuations in price of common stock (in shares)	(770,806)	1,632,136
Canceled/forfeited (in shares)	(61,550)	(762,822)	(131,724)
Vested (in shares)	(226,283)	(375,968)	(179,085)
Unvested at end of year (in shares)	1,152,272	2,210,911	545,696
Weighted Average Grant Date Fair Value
Unvested at beginning of year (in dollars per share)	$ 2.82	$ 8.12	$ 10.96
Granted (in dollars per share)		5.08	8.11
Impact of fluctuations in price of common stock (in dollars per share)		0.61
Canceled/forfeited (in dollars per share)		3.42	11.32
Vested (in dollars per share)		4.06	11.05
Unvested at end of year (in dollars per share)		$ 2.82	$ 8.12